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December 30, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

ATTN.:          Ms. Patsy Mengiste
            Document Control - EDGAR

        RE: RiverSource International Managers Series, Inc.
                RiverSource Partners International Select Growth Fund RiverSource Partners International Select Value Fund RiverSource Partners International Small Cap Fund

                Post-Effective Amendment No. 18
                        File Nos. 333-64010/811-10427
                        Accession No. 0000950137-08-014539


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 18 (Amendment). This Amendment was filed electronically on December 24, 2008.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.